UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Snyder Capital Management, L.P.
Address:  350 California St., Suite 1460
          San Francisco, CA  94104-1436

Form 13F File Number:    28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven J. Block
Title:    Vice President
Phone:    415-392-3900

Signature, Place and Date of Signing:
Steven J. Block                    San Francisco, CA   May 9, 2006
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      66

Form 13F Information Table Value Total:      2,651,248 (x1000)


List of Other Included Managers:

NO.       Form 13F File Number          Name

1         28-6808        IXIS Asset Management North America L.P.


NAME OF ISSUER      TITLE OF  CUSIP          VALUE     SHARES        INV.  OTHER
VOTING AUTHORITY
                    CLASS                    X1000                   DISC  MGR
SOLE    SHARED      NONE

Adesa Inc.                COM 00686U104        52440     1961100  SH  Defined
4300     1765500      191300
Alpha Natural Resources I COM 02076x102        52664     2275900  SH  Defined
5200     2039300      231400
American Greetings Corp.  COM 026375105        60692     2807200  SH  Defined
82000     2493300      231900
American Standard Cos Inc COM 029712106        20243      472300  SH  Defined
23700      428200       20400
AnnTaylor Stores Corp.    COM 036115103        96007     2609600  SH  Defined
67800     2338200      203600
Arch Chemical Inc.        COM 03937R102        48737     1603200  SH  Defined
3800     1442800      156600
Bausch & Lomb Inc.        COM 071707103         5523       86700  SH  Defined
16000       57000       13700
Borders Group             COM 099709107        90147     3571600  SH  Defined
83100     3168300      320200
Briggs & Stratton         COM 109043109        80573     2278000  SH  Defined
64800     2017200      196000
Brookfield Asset Manageme COM 112585104        97382     1768650  SH  Defined
50750     1589650      128250
CEC Entertainment, Inc.   COM 125137109        79855     2375211  SH  Defined
37700     2147611      189900
Cabot Corp.               COM 127055101        55458     1631600  SH  Defined
44600     1447100      139900
Cabot Microelectronics    COM 12709P103        74406     2005557  SH  Defined
44900     1793402      167255
Cambrex Corp.             COM 132011107        45655     2336500  SH  Defined
5100     2104200      227200
Cedar Shopping Centers In COM 150602209        42858     2705700  SH  Defined
6000     2440500      259200
Central European Media    COM G20045202        83971     1223883  SH  Defined
19600     1095883      108400
Charming Shoppes          COM 161133103        77977     5243893  SH  Defined
73600     4724793      445500
Comstock Resources Inc.   COM 205768203        24859      837300  SH  Defined
1900      750100       85300
Corn Products Intl Inc    COM 219023108        83698     2830500  SH  Defined
89300     2506100      235100
Covance Inc               COM 222816100        18201      309800  SH  Defined
800      275400       33600
Cytec Industries, Inc.    COM 232820100        68513     1141700  SH  Defined
26000     1026800       88900
DRS Technologies          COM 23330X100        58069     1058300  SH  Defined
2400      947700      108200
Darden Restaurants Inc.   COM 237194105        11788      287300  SH  Defined
14000      261200       12100
Devon Energy Corp.        COM 25179M103        40604      663796  SH  Defined
33360      604784       25652
Dress Barn Inc.           COM 261570105        41249      860246  SH  Defined
2000      764046       94200
Esterline Technologies Co COM 297425100        45862     1072800  SH  Defined
3000     1029200       40600
FTI Consulting            COM 302941109        50869     1783000  SH  Defined
4100     1597700      181200
Flowers Foods, Inc.       COM 343498101        24542      826325  SH  Defined
1500      751434       73391
GTECH Holdings Corp       COM 400518106        73310     2153000  SH  Defined
56400     1882500      214100
Genuine Parts Co          COM 372460105        27131      619000  SH  Defined
38000      549700       31300
Griffon Corp              COM 398433102          271       10900  SH  Defined
10900
Haemonetics Corp.         COM 405024100        28949      570200  SH  Defined
1200      515700       53300
Hasbro Inc.               COM 418056107        17967      851500  SH  Defined
61600      689000      100900
Hawaiian Electric Inds    COM 419870100        19943      735100  SH  Defined
1800      659000       74300
Henry Schein, Inc.        COM 806407102         5935      124000  SH  Defined
22800       82400       18800
Itron Inc                 COM 465741106        39370      657810  SH  Defined
1500      588310       68000
JC Penney Co Inc (Hldg Co COM 708160106         5123       84800  SH  Defined
16700       54600       13500
Kelly Services Inc. - CL. COM 488152208        22886      843550  SH  Defined
35300      713950       94300
Kennametal Inc.           COM 489170100        41112      672419  SH  Defined
1463      606089       64867
Kerr-McGee Corp           COM 492386107         7682       80456  SH  Defined
14096       55610       10750
La-Z-Boy Inc.             COM 505336107        68122     4007200  SH  Defined
82900     3592000      332300
Lance Inc                 COM 514606102        12383      550359  SH  Defined
1087      497931       51341
Liberty Media Corp. - A   COM 530718105         4178      508877  SH  Defined
97187      337263       74427
Nabors Industries Ltd     COM G6359F103        10873      151900  SH  Defined
28100       99900       23900
Nautilus Inc.             COM 63910B102        38644     2584900  SH  Defined
5900     2318400      260600
Newmont Mining            COM 651639106        29208      562891  SH  Defined
27720      486671       48500
Novagold Resources Inc.   COM 66987E206        51417     3360600  SH  Defined
9600     3032100      318900
Occidental Petroleum      COM 674599105        19902      214805  SH  Defined
760      177761       36284
Orient Express Hotel      COM G67743107        13091      333700  SH  Defined
1000      295900       36800
Parexel Intl Corp         COM 699462107        38858     1469676  SH  Defined
2900     1299676      167100
Patterson-UTI Energy Inc. COM 703481101       102861     3218437  SH  Defined
63200     2899237      256000
R.R. Donnelley & Sons     COM 257867101         6888      210500  SH  Defined
44200      123600       42700
Regis Corp.               COM 758932107        42945     1245500  SH  Defined
2800     1116600      126100
Republic Services Inc. -  COM 760759100        13816      325000  SH  Defined
61600      203100       60300
Schulman, Inc.            COM 808194104        19448      785776  SH  Defined
1900      702700       81176
Shaw Group Inc.           COM 820280105        73972     2433300  SH  Defined
59400     2205200      168700
ShawCor LTD.              COM 820904209         5912      378500  SH  Defined
66800      244800       66900
Triarc Companies          COM 895927101        12495      685400  SH  Defined
2500      615800       67100
Triarc Cos-B              COM 895927309        35430     2026900  SH  Defined
3600     1818700      204600
Tronox Inc. - Cl. B       COM 897051207          276       16220  SH  Defined
2842       11210        2168
UGI Corp.                 COM 902681105        73763     3500848  SH  Defined
65400     3158148      277300
United Stationers Inc     COM 913004107        78243     1473500  SH  Defined
48500     1303400      121600
Universal Health Services COM 913903100        32475      639400  SH  Defined
41100      561800       36500
Warnaco Group             COM 934390402        35133     1463884  SH  Defined
3200     1311600      149084
Watson Pharmaceuticals    COM 942683103         7958      276900  SH  Defined
43200      191600       42100
YRC Worldwide Inc.        COM 984249102          438       11500  SH  Defined
11500



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